NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
GST tax receivable	$ 21,628		$ 21,628		$ 11,647	$ 946
Income Tax Expense (Benefit)	(30)	$ 0	71,970	$ 79,302	77,470	48,267
Research and development	$ 510,301	$ 9,475	$ 806,578	$ 15,797	$ 134,319	$ 8,168
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			520,153,814		335,716,597	6,069,667
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			37,569,634		7,379,158	3,000,000
Machinery and Equipment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Property, Plant and Equipment, Useful Life					5 years